Supplementary Financial Information (Summary of Investments and Other Property) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans	$ 164	$ 137	$ 123
Non-utility property – land	19	19	12
Other	1	2	2
Total investments and other property	$ 184	$ 158	$ 137